PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 97.5%
Common Stocks — 96.0%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.*	13,280	$5,639,883
Boeing Co. (The)*	132,936	26,458,252
General Dynamics Corp.	42,960	14,744,731
General Electric Co.	177,555	50,384,783
Howmet Aerospace, Inc.	67,692	15,600,298
Huntington Ingalls Industries, Inc.	6,600	2,507,340
L3Harris Technologies, Inc.	31,580	10,899,837
Lockheed Martin Corp.	34,188	20,662,886
Northrop Grumman Corp.	22,526	15,368,138
RTX Corp.	227,148	43,816,849
Textron, Inc.	29,350	2,569,886
TransDigm Group, Inc.	9,520	11,033,299
		219,686,182
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	19,900	3,304,793
Expeditors International of Washington, Inc.	22,700	3,251,321
FedEx Corp.	36,440	12,979,199
United Parcel Service, Inc. (Class B Stock)	125,000	12,297,500
		31,832,813
Automobile Components — 0.0%
Aptiv PLC*	37,100	2,576,224
Automobiles — 2.0%
Ford Motor Co.	662,059	7,640,161
General Motors Co.	152,700	11,376,150
Tesla, Inc.*	475,950	176,934,412
		195,950,723
Banks — 3.4%
Bank of America Corp.	1,122,832	54,738,060
Citigroup, Inc.	295,222	33,481,127
Citizens Financial Group, Inc.	71,800	4,305,846
Fifth Third Bancorp(a)	152,349	7,078,135
Huntington Bancshares, Inc.	343,475	5,375,384
JPMorgan Chase & Co.	456,295	134,223,737
KeyCorp	157,800	3,163,890
M&T Bank Corp.	25,661	5,304,642
PNC Financial Services Group, Inc. (The)	68,243	14,200,686
Regions Financial Corp.	146,612	3,829,505
Truist Financial Corp.	213,226	9,801,999
U.S. Bancorp	262,581	13,656,838
Wells Fargo & Co.	523,376	41,665,963
		330,825,812
Beverages — 1.1%
Brown-Forman Corp. (Class B Stock)(a)	31,125	822,945
Coca-Cola Co. (The)	653,950	49,732,898
Constellation Brands, Inc. (Class A Stock)	24,100	3,615,000
Keurig Dr. Pepper, Inc.(a)	231,400	6,092,762
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Molson Coors Beverage Co. (Class B Stock)	29,800	$1,283,188
Monster Beverage Corp.*	120,690	8,745,197
PepsiCo, Inc.	230,844	35,847,765
		106,139,755
Biotechnology — 1.7%
AbbVie, Inc.	299,089	65,048,867
Amgen, Inc.	91,194	32,086,609
Biogen, Inc.*	24,655	4,520,001
Gilead Sciences, Inc.	210,000	29,267,700
Incyte Corp.*	28,170	2,651,360
Moderna, Inc.*(a)	58,900	2,992,120
Regeneron Pharmaceuticals, Inc.	17,050	13,173,512
Vertex Pharmaceuticals, Inc.*	42,900	19,156,566
		168,896,735
Broadline Retail — 3.6%
Amazon.com, Inc.*	1,653,000	344,270,310
eBay, Inc.	76,200	6,935,724
		351,206,034
Building Products — 0.5%
A.O. Smith Corp.	18,700	1,233,078
Allegion PLC(a)	14,733	2,140,557
Builders FirstSource, Inc.*(a)	18,900	1,556,037
Carrier Global Corp.(a)	132,667	7,470,479
Johnson Controls International PLC	103,415	13,542,194
Lennox International, Inc.	5,420	2,515,585
Masco Corp.(a)	35,430	2,138,909
Trane Technologies PLC	37,500	15,627,750
		46,224,589
Capital Markets — 3.1%
Ameriprise Financial, Inc.	15,430	6,857,092
Ares Management Corp. (Class A Stock)(a)	34,800	3,796,680
Bank of New York Mellon Corp. (The)	116,249	13,790,619
Blackrock, Inc.	24,390	23,456,107
Blackstone, Inc.	126,400	14,534,736
Cboe Global Markets, Inc.	17,700	4,974,939
Charles Schwab Corp. (The)	282,700	26,568,146
CME Group, Inc.	60,860	17,975,001
Coinbase Global, Inc. (Class A Stock)*	37,600	6,565,336
FactSet Research Systems, Inc.(a)	6,000	1,301,940
Franklin Resources, Inc.	52,300	1,235,326
Goldman Sachs Group, Inc. (The)	50,750	42,933,993
Interactive Brokers Group, Inc. (Class A Stock)	75,400	5,057,078
Intercontinental Exchange, Inc.	95,690	15,050,123
Invesco Ltd.	76,300	1,853,327
KKR & Co., Inc.	116,100	10,739,250
Moody’s Corp.	25,990	11,338,138
Morgan Stanley	203,178	33,437,003
MSCI, Inc.	12,410	6,689,114
Nasdaq, Inc.	76,700	6,511,063
Northern Trust Corp.	31,400	4,382,498
A1

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Raymond James Financial, Inc.	30,050	$4,350,940
Robinhood Markets, Inc. (Class A Stock)*	133,100	9,223,830
S&P Global, Inc.	51,866	22,060,684
State Street Corp.	47,275	5,983,124
T. Rowe Price Group, Inc.(a)	37,700	3,398,278
		304,064,365
Chemicals — 1.1%
Air Products & Chemicals, Inc.	37,650	10,936,948
Albemarle Corp.	19,900	3,572,647
CF Industries Holdings, Inc.	26,300	3,414,792
Corteva, Inc.	113,556	9,505,773
Dow, Inc.	121,422	5,057,226
DuPont de Nemours, Inc.	70,756	3,240,625
Ecolab, Inc.	43,200	11,492,064
International Flavors & Fragrances, Inc.(a)	43,340	3,144,317
Linde PLC	79,100	39,214,616
LyondellBasell Industries NV (Class A Stock)	44,100	3,552,696
Mosaic Co. (The)	54,000	1,377,000
PPG Industries, Inc.	38,700	4,136,256
Sherwin-Williams Co. (The)	39,100	12,533,505
		111,178,465
Commercial Services & Supplies — 0.4%
Cintas Corp.	57,400	9,708,636
Copart, Inc.*	150,600	4,999,920
Republic Services, Inc.	34,035	7,454,346
Rollins, Inc.(a)	49,725	2,655,812
Veralto Corp.	41,966	3,710,634
Waste Management, Inc.	62,630	14,391,747
		42,921,095
Communications Equipment — 1.1%
Arista Networks, Inc.*	174,500	21,425,110
Ciena Corp.*	23,800	9,239,874
Cisco Systems, Inc.	668,575	51,874,734
F5, Inc.*	9,750	2,820,968
Lumentum Holdings, Inc.*(a)	12,060	8,475,286
Motorola Solutions, Inc.	28,127	12,206,274
		106,042,246
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	5,960	8,218,780
EMCOR Group, Inc.	7,580	5,596,390
Quanta Services, Inc.	25,180	13,824,324
		27,639,494
Construction Materials — 0.2%
CRH PLC	113,400	11,920,608
Martin Marietta Materials, Inc.	10,200	6,004,536
Vulcan Materials Co.	22,300	6,072,290
		23,997,434
	Shares	Value
Common Stocks (continued)
Consumer Finance — 0.5%
American Express Co.	90,450	$27,359,316
Capital One Financial Corp.	105,592	19,263,148
Synchrony Financial	58,730	3,994,815
		50,617,279
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	75,112	74,843,850
Dollar General Corp.	37,300	4,428,629
Dollar Tree, Inc.*(a)	31,247	3,421,859
Kroger Co. (The)	98,300	7,112,988
Sysco Corp.	80,800	5,763,464
Target Corp.	76,868	9,316,402
Walmart, Inc.	742,200	92,240,616
		197,127,808
Containers & Packaging — 0.2%
Amcor PLC(a)	78,080	3,103,680
Avery Dennison Corp.	13,200	2,279,376
Ball Corp.	45,200	2,671,772
International Paper Co.(a)	89,167	3,183,262
Packaging Corp. of America	15,100	3,204,522
Smurfit Westrock PLC	88,361	3,521,186
		17,963,798
Distributors — 0.0%
Genuine Parts Co.	23,625	2,498,344
Pool Corp.	5,520	1,116,861
		3,615,205
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,182,571	34,282,733
Comcast Corp. (Class A Stock)	606,192	17,403,772
Verizon Communications, Inc.	714,088	35,847,218
		87,533,723
Electric Utilities — 1.6%
Alliant Energy Corp.	43,500	3,121,560
American Electric Power Co., Inc.	91,540	11,999,063
Constellation Energy Corp.	52,824	14,751,102
Duke Energy Corp.(a)	131,748	17,251,083
Edison International(a)	65,500	4,793,290
Entergy Corp.	76,100	8,550,596
Evergy, Inc.	39,000	3,194,880
Eversource Energy	63,500	4,399,280
Exelon Corp.	171,973	8,430,116
FirstEnergy Corp.	86,880	4,401,341
NextEra Energy, Inc.	352,600	32,749,488
NRG Energy, Inc.	36,100	5,275,654
PG&E Corp.	370,300	6,506,171
Pinnacle West Capital Corp.(a)	20,300	2,045,225
PPL Corp.	125,100	4,778,820
Southern Co. (The)	187,300	18,078,196
Xcel Energy, Inc.	100,095	7,951,547
		158,277,412
Electrical Equipment — 1.1%
AMETEK, Inc.	39,300	8,424,348

A2

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Eaton Corp. PLC	65,811	$23,538,620
Emerson Electric Co.	94,800	12,420,696
GE Vernova, Inc.	45,528	39,741,391
Generac Holdings, Inc.*	10,200	1,992,366
Hubbell, Inc.(a)	9,000	4,416,660
Rockwell Automation, Inc.	18,920	6,790,010
Vertiv Holdings Co. (Class A Stock)	64,600	16,187,468
		113,511,559
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	207,600	26,230,260
CDW Corp.	21,600	2,614,032
Coherent Corp.*	31,600	7,527,436
Corning, Inc.	132,000	17,948,040
Jabil, Inc.	17,700	4,701,651
Keysight Technologies, Inc.*	29,100	8,216,967
TE Connectivity PLC (Switzerland)	49,800	10,409,196
Teledyne Technologies, Inc.*	7,939	4,803,174
Zebra Technologies Corp. (Class A Stock)*	8,280	1,731,183
		84,181,939
Energy Equipment & Services — 0.3%
Baker Hughes Co.	168,448	10,283,751
Halliburton Co.	141,500	5,517,085
SLB Ltd.(a)	254,398	13,073,513
		28,874,349
Entertainment — 1.3%
Electronic Arts, Inc.	38,100	7,767,447
Live Nation Entertainment, Inc.*(a)	26,600	4,056,766
Netflix, Inc.*	714,500	68,699,175
Take-Two Interactive Software, Inc.*	29,350	5,796,625
TKO Group Holdings, Inc.(a)	11,300	2,278,645
Walt Disney Co. (The)	302,222	29,128,156
Warner Bros Discovery, Inc.*	419,308	11,514,198
		129,241,012
Financial Services — 3.5%
Apollo Global Management, Inc.	78,600	8,757,612
Berkshire Hathaway, Inc. (Class B Stock)*	310,350	148,719,720
Block, Inc.*	93,000	5,596,740
Corpay, Inc.*	11,900	3,462,781
Fidelity National Information Services, Inc.	88,400	4,146,844
Fiserv, Inc.*	92,000	5,133,600
Global Payments, Inc.	41,013	2,760,175
Jack Henry & Associates, Inc.(a)	12,350	1,951,794
Mastercard, Inc. (Class A Stock)	137,810	68,858,145
PayPal Holdings, Inc.	155,500	7,033,265
Visa, Inc. (Class A Stock)	284,500	85,987,280
		342,407,956
Food Products — 0.4%
Archer-Daniels-Midland Co.(a)	81,038	5,890,652
Bunge Global SA	22,800	2,900,160
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Campbell’s Co. (The)(a)	33,400	$743,818
Conagra Brands, Inc.	81,200	1,276,464
General Mills, Inc.	90,500	3,368,410
Hershey Co. (The)	25,000	5,197,250
Hormel Foods Corp.	49,300	1,116,645
J.M. Smucker Co. (The)	18,000	1,735,920
Kraft Heinz Co. (The)	144,337	3,246,139
McCormick & Co., Inc.	42,700	2,153,788
Mondelez International, Inc. (Class A Stock)	216,511	12,479,694
Tyson Foods, Inc. (Class A Stock)	48,500	3,107,395
		43,216,335
Gas Utilities — 0.0%
Atmos Energy Corp.	26,900	4,968,968
Ground Transportation — 0.8%
CSX Corp.	315,716	12,960,142
J.B. Hunt Transport Services, Inc.	12,900	2,733,510
Norfolk Southern Corp.	38,000	10,906,000
Old Dominion Freight Line, Inc.	31,300	6,116,020
Uber Technologies, Inc.*	347,700	25,010,061
Union Pacific Corp.	100,350	24,346,917
		82,072,650
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	293,725	30,156,746
Align Technology, Inc.*	11,320	1,940,588
Baxter International, Inc.(a)	86,500	1,453,200
Becton, Dickinson & Co.	47,899	7,531,160
Boston Scientific Corp.*	250,949	15,747,050
Cooper Cos., Inc. (The)*	33,720	2,410,980
Dexcom, Inc.*	66,120	4,152,336
Edwards Lifesciences Corp.*	98,250	7,867,860
GE HealthCare Technologies, Inc.(a)	77,518	5,517,731
Hologic, Inc.*	38,050	2,876,199
IDEXX Laboratories, Inc.*	13,540	7,607,991
Insulet Corp.*	11,900	2,497,096
Intuitive Surgical, Inc.*	60,000	27,659,400
Medtronic PLC	216,928	18,796,811
ResMed, Inc.(a)	24,800	5,567,104
Solventum Corp.*(a)	24,797	1,619,244
STERIS PLC	16,700	3,692,871
Stryker Corp.	58,370	19,179,798
Zimmer Biomet Holdings, Inc.(a)	33,686	3,045,888
		169,320,053
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	39,875	8,425,986
Cencora, Inc.	32,800	10,303,792
Centene Corp.*	78,968	2,585,412
Cigna Group (The)	44,432	11,852,236
CVS Health Corp.	215,499	15,477,138
DaVita, Inc.*	6,000	922,140
Elevance Health, Inc.	37,440	10,960,560
HCA Healthcare, Inc.	26,400	12,493,536
Henry Schein, Inc.*	17,400	1,282,380
Humana, Inc.	20,430	3,542,358

A3

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Labcorp Holdings, Inc.(a)	14,100	$3,762,021
McKesson Corp.	20,687	17,901,703
Quest Diagnostics, Inc.	18,900	3,704,022
UnitedHealth Group, Inc.	153,370	41,500,388
Universal Health Services, Inc. (Class B Stock)	9,500	1,700,215
		146,413,887
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.(a)	26,380	1,224,560
Healthpeak Properties, Inc.(a)	119,300	1,960,099
Ventas, Inc.(a)	80,404	6,575,439
Welltower, Inc.	118,100	23,349,551
		33,109,649
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	108,226	2,073,610
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. (Class A Stock)*	71,600	9,041,648
Booking Holdings, Inc.	5,460	22,988,347
Carnival Corp.	194,300	5,028,484
Chipotle Mexican Grill, Inc.*	219,950	7,040,600
Darden Restaurants, Inc.	19,400	3,803,176
Domino’s Pizza, Inc.	5,200	1,865,708
DoorDash, Inc. (Class A Stock)*	63,300	9,504,495
Expedia Group, Inc.	19,500	4,502,355
Hilton Worldwide Holdings, Inc.	38,700	11,767,896
Las Vegas Sands Corp.	52,300	2,817,924
Marriott International, Inc. (Class A Stock)	37,073	12,125,466
McDonald’s Corp.	120,560	37,468,842
MGM Resorts International*	32,400	1,199,124
Norwegian Cruise Line Holdings Ltd.*(a)	75,500	1,411,850
Royal Caribbean Cruises Ltd.(a)	42,600	11,722,668
Starbucks Corp.(a)	193,000	17,290,870
Wynn Resorts Ltd.(a)	14,200	1,442,010
Yum! Brands, Inc.	47,100	7,323,108
		168,344,571
Household Durables — 0.2%
D.R. Horton, Inc.(a)	45,400	6,229,788
Garmin Ltd.	27,700	6,426,677
Lennar Corp. (Class A Stock)	36,500	3,169,660
NVR, Inc.*	480	3,163,118
PulteGroup, Inc.	32,385	3,808,800
		22,798,043
Household Products — 0.8%
Church & Dwight Co., Inc.	39,900	3,723,468
Clorox Co. (The)	21,000	2,176,230
Colgate-Palmolive Co.	136,800	11,659,464
Kimberly-Clark Corp.(a)	56,438	5,444,574
Procter & Gamble Co. (The)	393,276	56,804,785
		79,808,521
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	120,500	$1,697,845
Vistra Corp.	54,000	8,117,820
		9,815,665
Industrial Conglomerates — 0.4%
3M Co.	88,990	12,924,018
Honeywell International, Inc.	107,450	24,286,923
		37,210,941
Industrial REITs — 0.2%
Prologis, Inc.	157,180	20,776,052
Insurance — 1.7%
Aflac, Inc.	80,300	8,809,713
Allstate Corp. (The)	43,928	9,108,031
American International Group, Inc.	91,329	6,872,507
Aon PLC (Class A Stock)	36,225	11,692,705
Arch Capital Group Ltd.*	63,500	6,095,365
Arthur J. Gallagher & Co.	43,350	9,388,743
Assurant, Inc.	8,200	1,786,042
Brown & Brown, Inc.(a)	49,700	3,240,937
Chubb Ltd.	61,430	20,021,880
Cincinnati Financial Corp.	26,528	4,174,181
Erie Indemnity Co. (Class A Stock)(a)	4,260	1,070,581
Everest Group Ltd.	6,900	2,255,265
Globe Life, Inc.	13,175	1,833,565
Hartford Insurance Group, Inc. (The)	46,800	6,328,764
Loews Corp.	28,626	3,055,539
Marsh & McLennan Cos., Inc.	81,700	14,170,865
MetLife, Inc.	92,980	6,575,546
Principal Financial Group, Inc.	33,100	2,982,641
Progressive Corp. (The)	99,200	19,665,408
Prudential Financial, Inc.(a)	59,600	5,822,324
Travelers Cos., Inc. (The)	38,048	11,097,841
W.R. Berkley Corp.(a)	50,950	3,376,966
Willis Towers Watson PLC	16,100	4,680,270
		164,105,679
Interactive Media & Services — 7.3%
Alphabet, Inc. (Class A Stock)	985,180	283,298,361
Alphabet, Inc. (Class C Stock)	791,400	227,021,004
Meta Platforms, Inc. (Class A Stock)	370,100	211,745,313
		722,064,678
IT Services — 0.8%
Accenture PLC (Class A Stock)	103,950	20,612,245
Akamai Technologies, Inc.*	24,200	2,779,370
Cognizant Technology Solutions Corp. (Class A Stock)	80,800	4,957,080
EPAM Systems, Inc.*(a)	9,640	1,305,256
Gartner, Inc.*(a)	12,170	1,926,998
GoDaddy, Inc. (Class A Stock)*	22,800	1,884,876
International Business Machines Corp.	158,225	38,352,158
VeriSign, Inc.	13,700	3,402,532
		75,220,515
Leisure Products — 0.0%
Hasbro, Inc.	22,250	2,082,600

A4

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	47,582	$5,423,396
Bio-Techne Corp.(a)	26,720	1,396,387
Charles River Laboratories International, Inc.*(a)	8,300	1,431,750
Danaher Corp.	106,400	20,173,440
IQVIA Holdings, Inc.*(a)	28,400	4,843,336
Mettler-Toledo International, Inc.*	3,480	4,388,976
Revvity, Inc.(a)	20,000	1,752,200
Thermo Fisher Scientific, Inc.	63,600	31,261,308
Waters Corp.*	16,641	4,955,690
West Pharmaceutical Services, Inc.	12,200	3,057,808
		78,684,291
Machinery — 1.8%
Caterpillar, Inc.	78,730	55,777,056
Cummins, Inc.	23,350	12,562,767
Deere & Co.	42,590	23,990,947
Dover Corp.	22,700	4,731,815
Fortive Corp.(a)	53,700	2,968,536
IDEX Corp.	12,800	2,426,240
Illinois Tool Works, Inc.	44,275	11,524,340
Ingersoll Rand, Inc.	61,237	4,906,308
Nordson Corp.	8,800	2,341,328
Otis Worldwide Corp.	66,383	5,116,802
PACCAR, Inc.	88,892	10,267,026
Parker-Hannifin Corp.	21,347	19,110,688
Pentair PLC	28,107	2,448,401
Snap-on, Inc.	8,550	3,105,531
Stanley Black & Decker, Inc.	26,135	1,857,153
Westinghouse Air Brake Technologies Corp.	29,112	7,275,380
Xylem, Inc.	41,200	4,923,400
		175,333,718
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	14,850	3,205,818
EchoStar Corp. (Class A Stock)*	22,700	2,657,489
Fox Corp. (Class A Stock)	33,866	1,977,774
Fox Corp. (Class B Stock)	24,966	1,325,695
News Corp. (Class A Stock)	64,125	1,598,636
News Corp. (Class B Stock)(a)	21,200	604,412
Omnicom Group, Inc.(a)	53,099	3,998,886
Paramount Skydance Corp. (Class B Stock)(a)	53,686	484,248
Trade Desk, Inc. (The) (Class A Stock)*	75,400	1,710,826
		17,563,784
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	243,612	14,319,513
Newmont Corp.	184,703	19,994,100
Nucor Corp.	38,800	6,561,080
Steel Dynamics, Inc.	23,500	4,230,000
		45,104,693
Multi-Utilities — 0.6%
Ameren Corp.	46,100	5,067,312
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
CenterPoint Energy, Inc.	110,510	$4,769,612
CMS Energy Corp.	51,900	4,026,402
Consolidated Edison, Inc.	61,400	6,949,252
Dominion Energy, Inc.	145,340	8,984,919
DTE Energy Co.	35,100	5,132,322
NiSource, Inc.	81,050	3,781,793
Public Service Enterprise Group, Inc.	84,500	6,840,275
Sempra	111,108	10,796,364
WEC Energy Group, Inc.	55,076	6,376,148
		62,724,399
Office REITs — 0.0%
BXP, Inc.(a)	24,600	1,276,740
Oil, Gas & Consumable Fuels — 3.6%
APA Corp.	59,850	2,540,034
Chevron Corp.	317,205	65,629,714
ConocoPhillips	206,918	27,313,176
Coterra Energy, Inc.	130,100	4,571,714
Devon Energy Corp.	104,700	5,268,504
Diamondback Energy, Inc.	31,800	6,289,722
EOG Resources, Inc.	91,500	13,228,155
EQT Corp.	105,700	6,726,748
Expand Energy Corp.	40,300	4,424,134
Exxon Mobil Corp.	707,119	119,969,810
Kinder Morgan, Inc.	330,743	11,089,813
Marathon Petroleum Corp.	49,787	12,156,990
Occidental Petroleum Corp.	120,728	7,847,320
ONEOK, Inc.(a)	106,440	9,621,112
Phillips 66	68,364	12,454,553
Targa Resources Corp.	36,400	9,126,572
Texas Pacific Land Corp.(a)	9,800	4,650,688
Valero Energy Corp.	51,600	12,749,328
Williams Cos., Inc. (The)	206,300	15,014,514
		350,672,601
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	109,800	7,299,504
Southwest Airlines Co.	82,937	3,115,943
United Airlines Holdings, Inc.*	54,800	5,045,436
		15,460,883
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	41,600	2,985,632
Kenvue, Inc.	324,800	5,599,552
		8,585,184
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	344,690	20,905,448
Eli Lilly & Co.	134,100	123,341,157
Johnson & Johnson	407,046	99,498,324
Merck & Co., Inc.	420,003	50,522,161
Pfizer, Inc.	962,923	27,038,878
Viatris, Inc.	194,494	2,627,614
Zoetis, Inc.	71,300	8,428,373
		332,361,955

A5

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services — 0.4%
Automatic Data Processing, Inc.(a)	68,010	$13,818,272
Broadridge Financial Solutions, Inc.(a)	19,800	3,217,104
Equifax, Inc.	20,350	3,664,424
Jacobs Solutions, Inc.	19,700	2,507,416
Leidos Holdings, Inc.	21,650	3,367,008
Paychex, Inc.	54,350	5,006,722
Verisk Analytics, Inc.(a)	23,600	4,478,100
		36,059,046
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	48,800	6,610,448
CoStar Group, Inc.*(a)	71,300	2,876,242
		9,486,690
Residential REITs — 0.2%
AvalonBay Communities, Inc.	24,068	3,931,508
Camden Property Trust	18,100	1,767,646
Equity Residential	57,900	3,424,785
Essex Property Trust, Inc.	10,870	2,630,540
Invitation Homes, Inc.	96,600	2,400,510
Mid-America Apartment Communities, Inc.	19,800	2,417,976
UDR, Inc.	50,900	1,719,402
		18,292,367
Retail REITs — 0.3%
Federal Realty Investment Trust(a)	12,800	1,359,488
Kimco Realty Corp.(a)	114,300	2,568,321
Realty Income Corp.(a)	154,800	9,470,664
Regency Centers Corp.	27,600	2,088,216
Simon Property Group, Inc.	55,211	10,298,508
		25,785,197
Semiconductors & Semiconductor Equipment — 13.9%
Advanced Micro Devices, Inc.*	275,595	56,064,291
Analog Devices, Inc.	82,494	26,244,641
Applied Materials, Inc.	134,400	45,936,576
Broadcom, Inc.	802,300	248,319,873
First Solar, Inc.*(a)	18,100	3,570,406
Intel Corp.*	793,200	35,003,916
KLA Corp.	22,140	32,599,157
Lam Research Corp.	211,300	45,146,358
Microchip Technology, Inc.	91,000	5,879,510
Micron Technology, Inc.	190,500	64,358,520
Monolithic Power Systems, Inc.	8,230	8,998,271
NVIDIA Corp.	4,111,800	717,097,920
NXP Semiconductors NV (Netherlands)	42,700	8,405,922
ON Semiconductor Corp.*	66,500	4,117,680
Qnity Electronics, Inc.	35,378	4,081,914
QUALCOMM, Inc.	180,250	23,212,595
Skyworks Solutions, Inc.(a)	25,600	1,370,880
Teradyne, Inc.	26,400	7,826,544
Texas Instruments, Inc.	153,300	29,761,662
		1,367,996,636
Software — 7.9%
Adobe, Inc.*	69,295	16,844,229
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
AppLovin Corp. (Class A Stock)*	45,940	$18,284,120
Autodesk, Inc.*	35,670	8,539,398
Cadence Design Systems, Inc.*	46,100	12,809,807
Crowdstrike Holdings, Inc. (Class A Stock)*	42,600	16,631,466
Datadog, Inc. (Class A Stock)*	55,600	6,563,580
Fair Isaac Corp.*	3,980	4,248,809
Fortinet, Inc.*(a)	107,000	8,744,040
Gen Digital, Inc.	94,911	1,787,174
Intuit, Inc.	47,140	20,382,393
Microsoft Corp.	1,256,500	465,118,605
Oracle Corp.	286,995	42,219,834
Palantir Technologies, Inc. (Class A Stock)*	386,600	56,551,848
Palo Alto Networks, Inc.*	136,500	21,883,680
PTC, Inc.*	20,400	2,906,796
Roper Technologies, Inc.	17,880	6,327,017
Salesforce, Inc.(a)	158,300	29,549,861
ServiceNow, Inc.*	176,700	18,473,985
Synopsys, Inc.*(a)	32,270	12,794,410
Trimble, Inc.*	40,300	2,628,769
Tyler Technologies, Inc.*	7,240	2,478,831
Workday, Inc. (Class A Stock)*	35,700	4,638,144
		780,406,796
Specialized REITs — 0.7%
American Tower Corp.	79,200	13,668,336
Crown Castle, Inc.(a)	73,650	5,988,482
Digital Realty Trust, Inc.	54,700	9,857,487
Equinix, Inc.	16,635	16,306,292
Extra Space Storage, Inc.	35,900	4,707,567
Iron Mountain, Inc.	49,730	5,079,422
Public Storage	26,750	7,246,040
SBA Communications Corp.	18,230	3,137,565
VICI Properties, Inc.	180,000	4,917,600
Weyerhaeuser Co.	123,330	3,012,952
		73,921,743
Specialty Retail — 1.7%
AutoZone, Inc.*	2,790	9,424,006
Best Buy Co., Inc.	33,325	2,139,465
Carvana Co.*(a)	23,900	7,513,682
Home Depot, Inc. (The)	168,469	55,407,769
Lowe’s Cos., Inc.	94,875	22,417,065
O’Reilly Automotive, Inc.*	142,200	13,126,482
Ross Stores, Inc.	54,600	11,827,998
TJX Cos., Inc. (The)	187,600	29,959,720
Tractor Supply Co.(a)	89,700	4,063,410
Ulta Beauty, Inc.*(a)	7,470	3,904,644
Williams-Sonoma, Inc.(a)	20,100	3,664,833
		163,449,074
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	2,484,220	630,470,194
Dell Technologies, Inc. (Class C Stock)	50,200	8,239,326
Hewlett Packard Enterprise Co.	226,366	5,389,775
HP, Inc.(a)	159,266	3,059,500

A6

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
NetApp, Inc.	33,800	$3,460,782
Sandisk Corp.*	24,980	15,870,793
Seagate Technology Holdings PLC	36,850	14,436,356
Super Micro Computer, Inc.*(a)	84,900	1,933,173
Western Digital Corp.	57,268	15,490,421
		698,350,320
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.*(a)	23,940	2,396,155
Lululemon Athletica, Inc.*	18,400	2,817,040
NIKE, Inc. (Class B Stock)	201,600	10,648,512
Ralph Lauren Corp.	6,600	2,270,334
Tapestry, Inc.	34,200	4,825,962
		22,958,003
Tobacco — 0.6%
Altria Group, Inc.	283,600	18,714,764
Philip Morris International, Inc.	263,400	43,550,556
		62,265,320
Trading Companies & Distributors — 0.3%
Fastenal Co.	194,200	9,010,880
United Rentals, Inc.	10,720	7,810,163
W.W. Grainger, Inc.	7,450	8,126,535
		24,947,578
Water Utilities — 0.0%
American Water Works Co., Inc.	33,050	4,497,775
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	80,000	16,802,400

Total Common Stocks (cost $1,802,606,983)		9,458,923,616
Unaffiliated Exchange-Traded Fund — 1.5%
iShares Core S&P 500 ETF	222,500	145,339,225
(cost $93,956,184)

Total Long-Term Investments—97.5% (cost $1,896,563,167)		9,604,262,841
Short-Term Investments — 5.5%
Affiliated Mutual Funds — 5.3%
PGIM Core Ultra Short Bond Fund(wb)	214,603,555	214,603,555
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $304,490,185; includes $303,512,749 of cash collateral for securities on loan)(b)(wb)	304,888,735	304,675,313

Total Affiliated Mutual Funds (cost $519,093,740)		519,278,868

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.2%
U.S. Treasury Bills
3.608%	06/16/26	22,500	$22,328,852
(cost $22,330,425)

Total Short-Term Investments (cost $541,424,165)			541,607,720

TOTAL INVESTMENTS—103.0% (cost $2,437,987,332)			10,145,870,561

Liabilities in excess of other assets(z) — (3.0)%			(298,534,598)

Net Assets — 100.0%			$9,847,335,963

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $302,939,951; cash collateral of $303,512,749 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
730	S&P 500 E-Mini Index	Jun. 2026	$239,832,375	$(6,641,465)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8